Direxion Monthly High Yield Bull 1.2X Fund

Schedule of Investments (Unaudited)
November 30, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 79.5%
88,911	iShares iBoxx High Yield Corporate Bond ETF (a)	$7,116,436
73,120	SPDR Bloomberg High Yield Bond ETF (a)	7,118,963

	TOTAL INVESTMENT COMPANIES (Cost $13,198,887)	$14,235,399

SHORT TERM INVESTMENTS - 5.7%

Money Market Funds - 5.7%
1,020,000	Invesco Government & Agency Portfolio Institutional Shares, 4.57% (b)(c)	$1,020,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,020,000)	$1,020,000

	TOTAL INVESTMENTS (Cost $14,218,887) - 85.2%	$15,255,399

	Other Assets in Excess of Liabilities - 14.8%	2,655,095

	TOTAL NET ASSETS - 100.0%	$17,910,494

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,020,000.

Long Total Return Swap Contracts (Unaudited)
November 30, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of PIMCO 0-5 Year High Yield Corporate Bond Index ETF	5.0800% representing 1 month SOFR rate + spread	UBS Securities LLC	10/9/2025	74,591	$7,046,877	$58,463

Direxion Monthly NASDAQ-100® Bull 1.25X Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 50.7%
11,149	Invesco QQQ Trust Series 1 (a)	$5,683,091

	TOTAL INVESTMENT COMPANIES (Cost $4,968,361)	$5,683,091

SHORT TERM INVESTMENTS - 12.4%

Money Market Funds - 12.4%
1,344,081	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.49% (b)(c)	$1,344,081

50,000	Invesco Government & Agency Portfolio Institutional Shares, 4.57% (b)(c)	50,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,394,081)	$1,394,081

	TOTAL INVESTMENTS (Cost $6,362,442) - 63.1%	$7,077,172

	Other Assets in Excess of Liabilities - 36.9%	4,128,434

	TOTAL NET ASSETS - 100.0%	$11,205,607

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,394,081.

Long Total Return Swap Contracts (Unaudited)

November 30, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NASDAQ-100® Index	5.6300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	329	$6,620,905	$229,210

Total return of NASDAQ-100® Index	5.3800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	69	1,254,243	158,636

					$7,875,148	$387,846

Direxion Monthly NASDAQ-100® Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 55.5%
529,737	Invesco QQQ Trust Series 1 (a)	$270,028,138

	TOTAL INVESTMENT COMPANIES (Cost $163,072,788)	$270,028,138

SHORT TERM INVESTMENTS - 11.1%

Money Market Funds - 11.1%

53,957,830	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.49% (b)(c)	$53,957,830

	TOTAL SHORT TERM INVESTMENTS (Cost $53,957,830)	$53,957,830

	TOTAL INVESTMENTS (Cost $217,030,618) - 66.6%	$323,985,968

	Other Assets in Excess of Liabilities - 33.4%	162,542,503

	TOTAL NET ASSETS - 100.0%	$486,528,471

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $53,957,830.

Long Total Return Swap Contracts (Unaudited)

November 30, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of NASDAQ-100® Index	5.6300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	14,294	$290,690,239	$3,759,491

Total return of NASDAQ-100® Index	5.3800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	13,492	223,459,496	47,918,387

					$514,149,735	$51,677,878

Direxion Monthly S&P 500® Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 54.9%
114,865	iShares Core S&P 500 ETF (a)	$69,501,366

	TOTAL INVESTMENT COMPANIES (Cost $46,873,947)	$69,501,366

SHORT TERM INVESTMENTS - 19.4%

Money Market Funds - 19.4%
17,160,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.49% (b)(c)	$17,160,000

7,400,000	Invesco Government & Agency Portfolio Institutional Shares, 4.57% (b)(c)	7,400,000

	TOTAL SHORT TERM INVESTMENTS (Cost $24,560,000)	$24,560,000

	TOTAL INVESTMENTS (Cost $71,433,947) - 74.3%	$94,061,366

	Other Assets in Excess of Liabilities - 25.7%	32,497,824

	TOTAL NET ASSETS - 100.0%	$126,559,190

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $24,560,000.

Long Total Return Swap Contracts (Unaudited)

November 30, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of S&P 500® Index	5.6300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	14,242	$75,618,972	$8,685,226

Total return of S&P 500® Index	5.3700% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	10,963	64,608,179	1,271,200

					$140,227,151	$9,956,426

Direxion Monthly Small Cap Bull 1.75X Fund

Schedule of Investments (Unaudited)

November 30, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 46.6%
33,156	iShares Russell 2000 ETF (a)	$8,019,442

	TOTAL INVESTMENT COMPANIES (Cost $6,127,156)	$8,019,442

SHORT TERM INVESTMENTS - 18.8%

Money Market Funds - 18.8%
1,671,941	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.49% (b)(c)	$1,671,941

1,560,000	Invesco Government & Agency Portfolio Institutional Shares, 4.57% (b)(c)	1,560,000

	TOTAL SHORT TERM INVESTMENTS (Cost $3,231,941)	$3,231,941

	TOTAL INVESTMENTS (Cost $9,359,097) - 65.4%	$11,251,383

	Other Assets in Excess of Liabilities - 34.6%	5,954,016

	TOTAL NET ASSETS - 100.0%	$17,205,399

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,231,941.

Long Total Return Swap Contracts (Unaudited)

November 30, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Russell 2000® Index	5.3800% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	4,402	$10,718,274	$90,751

Total return of Russell 2000® Index	5.1800% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	4,673	11,191,919	162,743

					$21,910,193	$253,494

Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund

Schedule of Investments (Unaudited)
November 30, 2024

Shares		Fair Value
INVESTMENT COMPANIES - 54.8%
36,722	iShares 7-10 Year Treasury Bond ETF (a)	$3,495,567

	TOTAL INVESTMENT COMPANIES (Cost $3,406,675)	$3,495,567

SHORT TERM INVESTMENTS - 20.3%

Money Market Funds - 20.3%

390,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.49% (b)(c)	$390,000

901,472	Invesco Government & Agency Portfolio Institutional Shares, 4.57% (b)(c)	901,472

	TOTAL SHORT TERM INVESTMENTS (Cost $1,291,472)	$1,291,472

	TOTAL INVESTMENTS (Cost $4,698,147) - 75.1%	$4,787,039

	Other Assets in Excess of Liabilities - 24.9%	1,589,996

	TOTAL NET ASSETS - 100.0%	$6,377,035

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2024.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,291,472.

Long Total Return Swap Contracts (Unaudited)
November 30, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)

Total return of iShares 7-10 Year Treasury Bond ETF	5.4300% representing 1 month SOFR rate + spread	Bank of America Merrill Lynch	12/11/2024	22,780	$2,136,324	$27,504

Total return of iShares 7-10 Year Treasury Bond ETF	5.3600% representing 1 month SOFR rate + spread	UBS Securities LLC	12/17/2024	57,775	5,432,717	(12,241)

					$7,569,041	$15,263

Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund

Schedule of Investments (Unaudited)
November 30, 2024

Shares		Fair Value
SHORT TERM INVESTMENTS - 39.1%
Money Market Funds - 39.1%

1,140,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 4.49% (a)(b)	$1,140,000

190,000	Invesco Government & Agency Portfolio Institutional Shares, 4.57% (a)(b)	190,000

	TOTAL SHORT TERM INVESTMENTS (Cost $1,330,000)	$1,330,000

	TOTAL INVESTMENTS (Cost $1,330,000) - 39.1%	$1,330,000

	Other Assets in Excess of Liabilities - 60.9%	2,074,977

	TOTAL NET ASSETS - 100.0%	$3,404,977

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at November 30, 2024.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,330,000.

Short Total Return Swap Contracts (Unaudited)
November 30, 2024

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

5.2300% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Bank of America Merrill Lynch	12/11/2024	46,670	$4,426,147	$27,316

4.6800% representing 1 month SOFR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	UBS Securities LLC	12/17/2024	15,887	1,518,308	15,586

					$5,944,455	$42,902

Hilton Tactical Income Fund

Schedule of Investments (Unaudited)
November 30, 2024

Shares/Principal		Fair Value
INVESTMENT COMPANIES - 36.2%
66,010	Alerian MLP ETF (a)	$3,387,633
33,820	Ares Capital Corp. (a)	749,113
41,360	Golub Capital BDC, Inc.(a)	648,111
58,130	iShares 0-5 Year High Yield Corporate Bond ETF (a)	2,517,029
41,670	iShares MBS ETF (a)	3,914,063
168,790	iShares Preferred & Income Securities ETF (a)	5,561,631
160,990	Janus Henderson AAA CLO ETF (a)	8,204,050
51,240	Janus Henderson B-BBB CLO ETF (a)	2,531,768
103,650	JPMorgan Nasdaq Equity Premium Income ETF (a)	5,917,379
75,695	Simplify MBS ETF (a)	3,815,785
105,445	SPDR Blackstone Senior Loan ETF (a)	4,437,126
33,770	Utilities Select Sector SPDR Fund (a)	2,800,546
22,975	Vanguard Short-Term Corporate Bond ETF (a)	1,806,984

	TOTAL INVESTMENT COMPANIES (Cost $43,652,410)	$46,291,218

COMMON STOCKS - 36.0%
Aerospace & Defense - 0.5%
2,045	General Dynamics Corp.	$580,800

Banks - 2.9%
20,005	Bank of America Corp.	950,438
2,970	Cullen/Frost Bankers, Inc.	417,641
3,965	JPMorgan Chase & Co.	990,140
17,355	Wells Fargo & Co.	1,321,930

		3,680,149

Beverages - 0.9%
17,000	The Coca-Cola Co.	1,089,360

Biotechnology - 0.4%
2,010	Amgen, Inc.	568,569

Capital Markets - 3.6%
11,815	3i Group PLC (United Kingdom)	283,914
7,390	Ares Management Corp.	1,306,035
4,575	Blackstone, Inc.	874,237
33,035	Blue Owl Capital, Inc.	783,921
2,255	The Goldman Sachs Group, Inc.	1,372,325

		4,620,432

Commercial Services & Supplies - 1.0%
6,129	Republic Services, Inc.	1,337,961

Consumer Staples Distribution & Retail - 1.2%
17,245	Walmart, Inc.	1,595,162

Electrical Equipment - 0.5%
13,090	Schneider Electric SE (France)	675,051

Financial Services - 1.6%
7,820	Apollo Global Management, Inc.	1,368,734
7,490	Fidelity National Information Services, Inc.	638,897

		2,007,631

Food Products - 0.4%
6,395	McCormick & Co., Inc.	501,432

Health Care Providers & Services - 1.4%
5,550	Quest Diagnostics, Inc.	902,763
1,545	UnitedHealth Group, Inc.	942,759

		1,845,522

Health Care REITs - 0.4%
17,260	American Healthcare REIT, Inc.	514,521

Hotels, Restaurants & Leisure - 1.4%
3,320	Darden Restaurants, Inc.	585,216
3,905	McDonald’s Corp.	1,155,919

		1,741,135

Industrial Conglomerates - 0.3%
1,725	Honeywell International, Inc.	401,804

Industrial REITs - 0.7%
7,305	Prologis, Inc.	853,078

Interactive Media & Services - 1.3%
2,830	Meta Platforms, Inc.	1,625,326

IT Services - 3.3%
3,185	Accenture PLC (Ireland)	1,154,149
8,335	Booz Allen Hamilton Holding Corp.	1,235,080
2,690	International Business Machines Corp.	611,733
7,590	Thomson Reuters Corp.	1,234,058

		4,235,020

Machinery - 0.5%
5,040	Xylem, Inc.	638,820

Pharmaceuticals - 2.3%
16,955	AstraZeneca PLC (United Kingdom)	1,146,497
1,660	Eli Lilly & Co.	1,320,281
4,530	Merck & Co., Inc.	460,429

		2,927,207

Residential REITs - 1.6%
5,890	AvalonBay Communities, Inc.	1,386,212
31,055	Independence Realty Trust, Inc.	678,241

		2,064,453

Semiconductors & Semiconductor Equipment - 1.6%
2,025	Analog Devices, Inc.	441,551
3,535	Broadcom, Inc.	572,953
5,600	Taiwan Semiconductor Manufacturing Co Ltd. (China)	1,034,096

		2,048,600

Software - 2.9%
6,405	Microsoft Corp.	2,712,261
5,285	Oracle Corp.	976,880

		3,689,141

Specialty Retail - 2.7%
3,130	The Home Depot, Inc.	1,343,177
8,525	The TJX Companies, Inc.	1,071,507
3,655	Tractor Supply Co.	1,036,814

		3,451,498

Technology Hardware, Storage & Peripherals - 2.3%
10,745	Apple, Inc.	2,550,111
3,155	NetApp, Inc.	386,929

		2,937,040

Trading Companies & Distributors - 0.3%
3,800	ITOCHU Corp. (Japan)	376,048

	TOTAL COMMON STOCKS (Cost $31,852,617)	$46,005,760

CORPORATE BONDS - 19.0%
Aerospace & Defense - 0.9%
	Lockheed Martin Corp.
605,000	5.10%, 11/15/2027	$617,119
	Raytheon Technologies Corp.
570,000	4.13%, 11/16/2028	560,119

		1,177,238

Banks - 0.4%
	The PNC Financial Services Group, Inc.
460,000	5.35%, 12/02/2028	468,217

Biotechnology - 0.4%
	AbbVie, Inc.
505,000	4.80%, 03/15/2029	509,567

Broadline Retail - 0.7%
	Amazon.com, Inc.
835,000	4.65%, 12/01/2029	848,075

Building Products - 0.5%
	Lennox International, Inc.
590,000	5.50%, 09/15/2028	605,125

Capital Markets - 2.2%
	Ares Capital Corp.
710,000	7.00%, 01/15/2027	735,564
275,000	5.95%, 07/15/2029	279,966
	Ares Management Corp.
200,000	6.38%, 11/10/2028	211,443
	Blackstone Secured Lending Fund
425,000	5.88%, 11/15/2027	434,871
	Nasdaq, Inc.
590,000	5.35%, 06/28/2028	603,709
	The Goldman Sachs Group, Inc.
535,000	5.28%, 03/18/2027	538,632

		2,804,185

Communications Equipment - 0.6%
	Cisco Systems, Inc.
790,000	4.80%, 02/26/2027	797,611

Consumer Finance - 1.4%
	American Express Co.
895,000	5.10%, 02/16/2028	901,564
	Toyota Motor Credit Corp.
895,000	4.63%, 01/12/2028	899,591

		1,801,155

Consumer Staples Distribution & Retail - 1.1%
	The Kroger Co.
615,000	4.65%, 09/15/2029	616,721
	Walmart, Inc.
765,000	3.95%, 09/09/2027	759,992

		1,376,713

Entertainment - 0.4%
	Netflix, Inc.
550,000	5.88%, 11/15/2028	575,194

Financial Services - 1.0%
	Athene Holding Ltd.
400,000	4.13%, 01/12/2028	392,142
	John Deere Capital Corp.
525,000	4.15%, 09/15/2027	522,133
	Mastercard, Inc.
420,000	4.88%, 03/09/2028	427,092

		1,341,367

Household Products - 0.4%
	The Procter & Gamble Company
570,000	3.95%, 01/26/2028	567,594

Industrial REITs - 0.7%
	Prologis LP
830,000	4.88%, 06/15/2028	840,916

Insurance - 0.5%
	Marsh & McLennan Cos, Inc.
585,000	4.38%, 03/15/2029	580,687

Interactive Media & Services - 0.5%
	Meta Platforms, Inc.
600,000	3.50%, 08/15/2027	587,345

IT Services - 0.3%
	PayPal Holdings, Inc.
330,000	3.90%, 06/01/2027	326,246

Life Sciences Tools & Services - 0.6%
	Thermo Fisher Scientific, Inc.
760,000	5.00%, 01/31/2029	774,526

Media - 0.4%
	Comcast Corp.
475,000	4.15%, 10/15/2028	468,351

Oil, Gas & Consumable Fuels - 0.5%
	The Williams Cos., Inc.
590,000	5.30%, 08/15/2028	601,565

Pharmaceuticals - 1.5%
	AstraZeneca Finance LLC
950,000	4.80%, 02/26/2027	958,761
	Merck & Co, Inc.
585,000	4.05%, 05/17/2028	581,689
	Pfizer, Inc.
455,000	3.60%, 09/15/2028	443,145

		1,983,595

Retail REITs - 0.4%
	Realty Income Corp.
570,000	4.85%, 03/15/2030	573,187

Semiconductors & Semiconductor Equipment - 1.7%
	Broadcom, Inc.
615,000	5.05%, 07/12/2029	622,050
	Microchip Technology, Inc.
590,000	5.05%, 03/15/2029	593,304
	Texas Instruments, Inc.
950,000	4.60%, 02/15/2028	957,729

		2,173,083

Software - 0.5%
	Intuit, Inc.
570,000	5.13%, 09/15/2028	583,686

Specialized REITs - 0.4%
	Extra Space Storage LP
555,000	5.70%, 04/01/2028	572,292

Specialty Retail - 0.4%
	The Home Depot, Inc.
485,000	4.88%, 06/25/2027	491,106

Technology Hardware, Storage & Peripherals - 0.6%
	Apple, Inc.
830,000	4.00%, 05/10/2028	825,275

	TOTAL CORPORATE BONDS (Cost $24,011,754)	$24,253,901

U.S. GOVERNMENT OBLIGATIONS - 6.3%
	U.S. Treasury Note
4,535,000	4.13%, 09/30/2027	$4,536,063
3,285,000	5.50%, 08/15/2028	3,451,560

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $7,868,592)	$7,987,623

SHORT TERM INVESTMENTS - 2.2%
Money Market Funds - 2.2%
2,773,249	Fidelity Investments Money Market Funds Government Portfolio Institutional Class, 4.55% (b)	$2,773,249

	TOTAL SHORT TERM INVESTMENTS (Cost $2,773,249)	$2,773,249

	Total Investments - 99.7% (Cost $110,158,622)	$127,311,751
	Other Assets in Excess of Liabilities - 0.3%	406,849

	Total Net Assets - 100.0%	$127,718,600

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Shareholders may obtain the financial statements of these investment companies at www.sec.gov.
(b)	Represents annualized seven-day yield at November 30, 2024.

REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLP (“S&P”).

GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

	Asset Class				Liability Class

	Level 1			Level 2	Level 2

Funds	Investment Companies	Short Term Investments	Cash Equivalents	Total Return Swap Contracts*	Total Return Swap Contracts*

Direxion Monthly High Yield Bull 1.2X Fund	$14,235,399	$1,020,000	$2,505,850	$58,463	$-
Direxion Monthly NASDAQ-100® Bull 1.25X Fund	5,683,091	1,394,081	3,956,547	387,846	-
Direxion Monthly NASDAQ-100® Bull 1.75X Fund	270,028,138	53,957,830	126,367,936	51,677,878	-
Direxion Monthly S&P 500® Bull 1.75X Fund	69,501,366	24,560,000	30,636,685	9,956,426	-
Direxion Monthly Small Cap Bull 1.75X Fund	8,019,442	3,231,941	5,809,954	253,494	-
Direxion Monthly 7-10 Year Treasury Bull 1.75X Fund	3,495,567	1,291,472	1,553,319	27,504	(12,241)
Direxion Monthly 7-10 Year Treasury Bear 1.75X Fund	-	1,330,000	2,153,125	42,902	-

For further information regarding each asset class, see each Fund’s Schedule of Investments.

* Total return swap contracts are valued at the unrealized appreciation/(depreciation).

Hilton Tactical Income Fund	Level 1	Level 2	Level 3	Total
Investment Companies	$ 46,291,218	$-	$-	$46,291,218
Common Stocks	46,005,760	-	-	46,005,760
Corporate Bonds	-	24,253,901	-	24,253,901
U.S. Government Obligations	7,987,623	-	-	7,987,623
Short Term Investments	2,773,249	-	-	2,773,249

For further detail on each asset class, see Schedule of Investments.